Property and Equipment - Schedule of property and equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 286,515	$ 242,262
Less: accumulated depreciation		(171,825)	(134,140)
Total property and equipment, net	$ 85,069	114,690	108,122
Software
Property, Plant and Equipment [Line Items]
Total property and equipment		126,796	108,575
Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		76,558	72,905
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		54,293	39,666
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 28,868	$ 21,116